Shareholders’ Equity (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Details) [Line Items]
Ordinary shares vote	one
Ordinary shares issued		1,511,000	1,511,000	1,511,000
Ordinary shares outstanding		1,511,000	1,511,000	1,511,000
Ordinary shares subject to possible redemption		405,475	564,936	4,600,000
Warrants expiry term		5 years	5 years
Aggregate price per share (in Dollars per share)		$ 10.93
Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Description of warrants for redemption			The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:• at any time while the Public Warrants are exercisable,• upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,• if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate price per share (in Dollars per share)		$ 10	$ 10
Fair value price (in Dollars)	$ 40,000,000
Private Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Description of warrants for redemption		The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:• at any time while the Public Warrants are exercisable,• upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,• if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued		1,511,000
Ordinary shares outstanding		405,475	1,511,000
Ordinary shares subject to possible redemption			564,936	4,600,000
Early Bird Capital [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase of ordinary shares		100,000	100,000
Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Fair value price (in Dollars)		$ 2,200	$ 2,200
Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Business combination description		In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.50 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.